Restructuring Costs (Details) $ in Millions		3 Months Ended	4 Months Ended	12 Months Ended
	Jan. 01, 2016 USD ($) former_employee	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) former_employee	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost [Abstract]
Restructuring costs		$ 679		$ 898	$ 432	$ 200
Employee separation costs				641	382	151
Restructuring fixed asset impairments				127	48	41
Defined benefit plan curtailment and settlement losses				82	2
Other restructuring costs				48		8
Positions eliminated | former_employee			5,000
Employee Separation Activity
Liability balance at beginning of period	$ 483			182	89
Employee separation costs				641	382	151
Reduction in liability (payments and other adjustments)				340	289
Liability balance at end of period		$ 483	$ 483	483	182	$ 89
Gosselies, Belgium facility
Restructuring Cost [Abstract]
Employee separation costs				24	273
Employee Separation Activity
Employee separation costs				24	$ 273
Employee separation
Restructuring Cost [Abstract]
Positions eliminated | former_employee			3,000
Voluntary retirement enhancement program
Restructuring Cost [Abstract]
Employee separation costs				379
Positions eliminated | former_employee	2,100
Curtailment expense				82
Employee Separation Activity
Employee separation costs				$ 379